Schedule of Investments (unaudited) October 31, 2020	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
Cochlear Ltd.	73,513	$10,953,690
CSL Ltd.	59,394	11,993,968
Sonic Healthcare Ltd.	569,556	13,926,983

		36,874,641

Austria — 0.3%
ams AG(a)	390,221	8,365,984

Belgium — 0.9%
Proximus SADP	393,444	7,651,369
UCB SA	145,828	14,387,792

		22,039,161

Brazil — 0.3%
TIM SA	3,327,455	6,838,422

China — 5.3%
3SBio Inc.(a)(b)	8,529,500	7,930,224
Alibaba Group Holding Ltd., ADR(a)	56,176	17,116,266
Baidu Inc., ADR(a)	98,742	13,137,623
NetEase Inc., ADR	185,013	16,057,278
Ping An Insurance Group Co. of China Ltd., Class H	994,000	10,196,548
Tencent Holdings Ltd.	264,300	20,142,401
Wuxi Biologics Cayman Inc.(a)(b)	980,500	27,386,255
Xiaomi Corp., Class B(a)(b)	8,979,400	25,473,968

		137,440,563

Denmark — 2.9%
DSV PANALPINA A/S	103,872	16,820,521
Genmab A/S(a)	50,157	16,707,360
H Lundbeck A/S	310,096	8,733,117
Novo Nordisk A/S, Class B	202,377	12,999,535
Vestas Wind Systems A/S	117,030	19,976,645

		75,237,178

Finland — 0.4%
Nokia OYJ(a)	3,302,334	11,155,494

France — 3.0%
Bouygues SA	274,339	8,995,717
Capgemini SE	99,340	11,472,099
Iliad SA	90,430	17,485,998
Natixis SA(a)	2,716,305	6,315,517
Orange SA	775,663	8,701,000
Sanofi	117,590	10,597,729
STMicroelectronics NV	437,608	13,329,896

		76,897,956

Germany — 3.1%
Bayer AG, Registered	149,774	7,041,374
Deutsche Boerse AG	75,111	11,054,742
Deutsche Telekom AG, Registered	697,278	10,615,767
Infineon Technologies AG	513,042	14,283,039
Merck KGaA	100,728	14,918,886
Siemens AG, Registered	97,174	11,398,544
Telefonica Deutschland Holding AG	3,882,879	9,801,275

		79,113,627

India — 1.2%
Infosys Ltd.	996,934	14,267,762
Infosys Ltd., ADR	127,220	1,815,430
Tata Consultancy Services Ltd.	398,712	14,337,384

		30,420,576

Security	Shares	Value

Japan — 6.4%
Chugai Pharmaceutical Co. Ltd.	377,300	$14,512,371
FANUC Corp.	59,200	12,486,704
Honda Motor Co. Ltd.	397,900	9,268,094
Mitsubishi Heavy Industries Ltd.	297,000	6,348,254
Murata Manufacturing Co. Ltd.	190,100	13,214,623
Nidec Corp.	161,700	16,241,152
Rakuten Inc.	1,349,200	13,099,656
SoftBank Group Corp.	291,300	18,928,648
Taiyo Yuden Co. Ltd.	410,400	15,074,957
Takeda Pharmaceutical Co. Ltd.	286,804	8,886,150
TDK Corp.	102,900	12,018,452
Tokyo Electron Ltd.	55,800	14,892,099
Yaskawa Electric Corp.	311,500	12,023,173

		166,994,333

Netherlands — 3.9%
Adyen NV(a)(b)	15,149	25,543,027
ASM International NV	102,608	14,677,409
ASML Holding NV	40,780	14,820,800
Koninklijke KPN NV	3,848,402	10,400,117
QIAGEN NV(a)	278,409	13,221,898
Randstad NV(a)	193,253	9,659,499
Wolters Kluwer NV	160,774	13,030,769

		101,353,519

Singapore — 0.4%
Singapore Technologies Engineering Ltd.(c)	3,885,300	9,930,206

South Korea — 1.0%
Samsung Electronics Co. Ltd.	263,871	13,162,156
SK Hynix Inc.	169,926	11,965,354

		25,127,510

Spain — 0.5%
Grifols SA	334,995	9,049,173
Telefonica SA	1,540,867	5,036,428

		14,085,601

Sweden — 1.7%
Elekta AB, Class B	925,847	10,848,693
Millicom International Cellular SA, SDR	247,168	7,303,009
Swedish Orphan Biovitrum AB(a)	706,979	12,207,712
Telefonaktiebolaget LM Ericsson, Class B	1,272,949	14,197,983

		44,557,397

Switzerland — 2.6%
ABB Ltd., Registered	500,797	12,157,256
Adecco Group AG, Registered	185,578	9,111,353
Kuehne + Nagel International AG, Registered	69,614	13,906,850
Novartis AG, Registered	124,177	9,685,684
Roche Holding AG, NVS	37,363	12,015,432
Swisscom AG, Registered	21,870	11,126,486

		68,003,061

Taiwan — 1.4%
MediaTek Inc.	823,000	19,507,893
Taiwan Semiconductor Manufacturing Co. Ltd.	1,095,000	16,537,836

		36,045,729

United Kingdom — 2.2%
AstraZeneca PLC	118,812	11,930,436
BT Group PLC	4,575,657	5,999,155
GlaxoSmithKline PLC	494,169	8,254,094
London Stock Exchange Group PLC	125,996	13,485,927
RELX PLC	478,438	9,449,428

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Vodafone Group PLC	6,046,959	$8,053,282

		57,172,322

United States — 60.8%
3M Co.	68,154	10,901,914
Abbott Laboratories	135,417	14,233,681
AbbVie Inc.	132,373	11,264,942
Accenture PLC, Class A	56,760	12,311,812
Advanced Micro Devices Inc.(a)	291,034	21,911,950
Albemarle Corp.	174,968	16,308,767
Alexion Pharmaceuticals Inc.(a)	105,003	12,090,045
Align Technology Inc.(a)	41,749	17,788,414
Alnylam Pharmaceuticals Inc.(a)	96,571	11,875,336
Alphabet Inc., Class A(a)	8,553	13,822,589
Amazon.com Inc.(a)	6,571	19,950,542
Amgen Inc.	49,050	10,640,907
Amphenol Corp., Class A	108,640	12,258,938
Analog Devices Inc.	99,307	11,770,859
Apple Inc.	169,540	18,456,124
Applied Materials Inc.	194,771	11,536,286
Arista Networks Inc.(a)	59,952	12,523,973
Berkshire Hathaway Inc., Class B(a)	51,705	10,439,239
Biogen Inc.(a)(c)	39,255	9,895,008
BioMarin Pharmaceutical Inc.(a)(c)	145,563	10,834,254
BlackRock Inc.(d)	23,257	13,935,827
Boston Scientific Corp.(a)	261,863	8,974,045
Bristol-Myers Squibb Co.	183,995	10,754,508
Broadcom Inc.	35,901	12,552,067
Broadridge Financial Solutions Inc.	96,093	13,222,397
Cadence Design Systems Inc.(a)	174,166	19,048,535
Capital One Financial Corp.	113,544	8,297,796
Charles River Laboratories International Inc.(a)	78,468	17,867,164
Cisco Systems Inc.	258,852	9,292,787
Cognizant Technology Solutions Corp., Class A	189,714	13,549,374
CoreSite Realty Corp.	103,753	12,383,958
Corning Inc.	410,017	13,108,243
CyrusOne Inc.	185,210	13,159,170
Dell Technologies Inc., Class C(a)	240,840	14,513,018
Digital Realty Trust Inc.	98,199	14,170,116
Eli Lilly & Co.	95,173	12,416,270
Emerson Electric Co.	152,190	9,860,390
Envestnet Inc.(a)(c)	159,683	12,254,073
Equinix Inc.	20,549	15,026,251
Exelixis Inc.(a)	652,251	13,358,100
Facebook Inc., Class A(a)	56,821	14,950,173
First Solar Inc.(a)(c)	213,251	18,562,433
General Electric Co.	1,044,086	7,747,118
Gentex Corp.	404,640	11,196,389
Gilead Sciences Inc.	169,690	9,867,474
Hewlett Packard Enterprise Co.	723,346	6,249,709
Honeywell International Inc.	65,370	10,782,781
HP Inc.	571,649	10,266,816
Illumina Inc.(a)	35,868	10,498,564
Incyte Corp.(a)	120,851	10,470,531
Intel Corp.	201,051	8,902,538
Intercept Pharmaceuticals Inc.(a)(c)	96,091	2,670,369
Intercontinental Exchange Inc.	124,371	11,740,622
International Business Machines Corp.	86,070	9,610,576
Intuitive Surgical Inc.(a)	19,959	13,314,250
Ionis Pharmaceuticals Inc.(a)	185,885	8,727,301
IQVIA Holdings Inc.(a)	79,817	12,291,020

Security	Shares	Value

United States (continued)
Jazz Pharmaceuticals PLC(a)	77,593	$11,181,151
Johnson & Johnson	81,708	11,202,984
KLA Corp.	68,720	13,550,210
Laboratory Corp. of America Holdings(a)	68,535	13,691,237
Lam Research Corp.	41,659	14,250,711
Lincoln Electric Holdings Inc.	121,490	12,370,112
Marvell Technology Group Ltd.	463,556	17,387,986
Mastercard Inc., Class A	39,619	11,435,628
Maxim Integrated Products Inc.	198,591	13,831,863
Medtronic PLC	102,806	10,339,199
MercadoLibre Inc.(a)	19,794	24,030,906
Merck & Co. Inc.	129,408	9,732,776
Microchip Technology Inc.	115,727	12,160,593
Micron Technology Inc.(a)	232,973	11,727,861
Microsoft Corp.	75,822	15,351,680
Myriad Genetics Inc.(a)	467,145	5,806,612
Nasdaq Inc.	110,717	13,395,650
Nektar Therapeutics(a)	531,113	8,412,830
NVIDIA Corp.	52,861	26,502,391
ON Semiconductor Corp.(a)	511,397	12,830,951
Palo Alto Networks Inc.(a)	50,570	11,185,578
PayPal Holdings Inc.(a)(c)	108,775	20,246,291
Pfizer Inc.	300,758	10,670,894
PRA Health Sciences Inc.(a)	112,474	10,959,467
Premier Inc., Class A	296,052	9,689,782
Qorvo Inc.(a)	100,880	12,848,077
QUALCOMM Inc.	132,081	16,293,512
Quest Diagnostics Inc.	109,580	13,384,101
Raytheon Technologies Corp.	141,999	7,713,386
Regeneron Pharmaceuticals Inc.(a)	30,769	16,724,798
Rockwell Automation Inc.	56,455	13,386,610
Roper Technologies Inc.	33,123	12,299,895
salesforce.com Inc.(a)	73,464	17,063,483
Seagate Technology PLC	197,940	9,465,491
Seagen Inc.(a)	103,033	17,185,904
ServiceNow Inc.(a)	42,984	21,387,549
Skyworks Solutions Inc.	105,188	14,862,013
Splunk Inc.(a)	78,768	15,599,215
Square Inc., Class A(a)	174,722	27,060,943
Stryker Corp.	57,963	11,709,106
Syneos Health Inc.(a)(c)	204,443	10,851,834
Synopsys Inc.(a)	86,884	18,581,012
T Rowe Price Group Inc.	93,008	11,780,393
TE Connectivity Ltd.	123,326	11,947,823
Tesla Inc.(a)(c)	162,836	63,186,881
Texas Instruments Inc.	92,767	13,413,181
Thermo Fisher Scientific Inc.	36,090	17,074,901
T-Mobile U.S. Inc.(a)	153,989	16,872,575
United Therapeutics Corp.(a)	124,054	16,651,768
Varian Medical Systems Inc.(a)	82,533	14,261,702
Verizon Communications Inc.	188,188	10,724,834
Vertex Pharmaceuticals Inc.(a)	52,337	10,904,937
Visa Inc., Class A	63,297	11,501,698
VMware Inc., Class A(a)	75,959	9,778,202
Western Digital Corp.	224,576	8,473,252
Xilinx Inc.	122,132	14,495,847
XPO Logistics Inc.(a)(c)	140,568	12,651,120
Zebra Technologies Corp., Class A(a)	44,706	12,680,410
Zimmer Biomet Holdings Inc.	78,263	10,338,542

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zoetis Inc.	93,070	$14,756,248

		1,576,264,919

Total Common Stocks — 99.7% (Cost: $2,001,969,945)		2,583,918,199

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(d)(e)(f)	27,942,075	27,961,634
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	2,960,000	2,960,000

		30,921,634

Total Short-Term Investments — 1.2% (Cost: $30,903,537)		30,921,634

Total Investments in Securities — 100.9% (Cost: $2,032,873,482)		2,614,839,833

Other Assets, Less Liabilities — (0.9)%		(24,312,900)

Net Assets — 100.0%		$2,590,526,933

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$70,093,118	$—	$(42,109,992	)(a)	$14,560	$(36,052)	$27,961,634	27,942,075	$49,241	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,020,000	—	(1,060,000	)(a)	—	—	2,960,000	2,960,000	828		—
BlackRock Inc.	13,808,865	151,954	(596,384)		220,322	351,070	13,935,827	23,257	84,888		—

					$234,882	$315,018	$44,857,461		$134,957		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	34	12/18/20	$1,172	$(112,935)
MSCI Emerging Markets E-Mini Index	15	12/18/20	827	4,903
S&P 500 E-Mini Index	23	12/18/20	3,754	(61,952)

				(169,984)

3

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Exponential Technologies ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,583,918,199	$—	$—	$2,583,918,199
Money Market Funds	30,921,634	—	—	30,921,634

	$2,614,839,833	$—	$—	$2,614,839,833

Derivative financial instruments(a)
Assets
Futures Contracts	$4,903	$—	$—	$4,903
Liabilities
Futures Contracts	(174,887)	—	—	(174,887)

	$(169,984)	$—	$—	$(169,984)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

4